Earnings per share - Profit attributable to ordinary shareholders (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 8,915	$ 5,968	$ 7,949
Dividend payable on preference shares classified as equity	0	0	(7)
Coupon payable on capital securities classified as equity	(626)	(637)	(666)
Profit attributable to ordinary shareholders of the parent company	$ 8,289	$ 5,331	$ 7,276